Document and Entity Information	Mar. 05, 2020
Cover [Abstract]
Entity Registrant Name	Sleep Number Corp
Amendment Flag	false
Entity Central Index Key	0000827187
Document Type	8-K
Document Period End Date	Mar. 05, 2020
Entity Incorporation State Country Code	MN
Entity File Number	0-25121
Entity Tax Identification Number	41-1597886
Entity Address, Address Line One	1001 Third Avenue South
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55404
City Area Code	(763)
Local Phone Number	551-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SNBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false